Restricted and Performance Stock Unit Activity (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	15,007	16,193	18,669
Granted	4,958	5,278	4,950
Payments	(5,911)	(6,202)	(7,246)
Cancelled/Forfeited	(151)	(262)	(180)
Ending Balance	13,903	15,007	16,193
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	19,966	23,724	39,463
Granted	7,044	7,359	7,470
Payments	(6,732)	(9,153)	(22,703)
Cancelled/Forfeited	(3,075)	(1,964)	(506)
Ending Balance	17,203	19,966	23,724